Share-based Payments - Summary of Details of Share-based Payments (Detail) ₩ / shares in Units, ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩) ₩ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Grant date	13th grant August 7, 2019
Vesting conditions	Service condition: 1 year Non-market performance condition: achievement of performance
Fair value per option | ₩ / shares	₩ 27,900
Total compensation costs | ₩	₩ 6,398